Long-term Debt - Schedule of Carrying Value and Fair Value of Long-term Debt by Type (Details) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt		$ 13,959	$ 17,300
Fair value		$ 14,498	$ 17,616
Weighted average interest rates on long-term debt during the period (as a percent)		5.67%	6.65%	6.93%
Current Weighted Average Interest Rate		5.88%	5.39%
First quarter 2017		$ 0
Second quarter 2017		0
Third quarter 2017		257
Fourth quarter 2017		1,030
2017		1,287
2018		0
2019		1,396
2020		1,299
2021		1,450
2022-2067		650
Securitizations	[1]	8,259
Total principal maturities		14,341
Debt issuance cost	[2]	(35)
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
First quarter 2017		0
Second quarter 2017		0
Third quarter 2017		0
Fourth quarter 2017		0
2017		0
2018		0
2019		0
2020		0
2021		0
2022-2067		350
Securitizations	[1]	0
Total principal maturities		350
Debt issuance cost	[2]	0
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt		1,378,700	$ 1,712,800
Fair value		$ 14,340	$ 17,371
Weighted average interest rates on long-term debt during the period (as a percent)		5.60%	6.56%	6.84%
Current Weighted Average Interest Rate		5.80%	5.32%
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		$ 172	$ 172
Fair value		$ 158	$ 245
Weighted average interest rates on long-term debt during the period (as a percent)		12.26%	12.26%	12.26%
Current Weighted Average Interest Rate		12.26%	12.26%
Interest rates (as a percent)	[3]	6.00%
Securitization [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
First quarter 2017		$ 0
Second quarter 2017		0
Third quarter 2017		0
Fourth quarter 2017		0
2017		0
2018		0
2019		0
2020		0
2021		0
2022-2067		0
Securitizations	[1]	8,259
Total principal maturities		8,259
Debt issuance cost	[2]	$ (20)
Securitization [Member] | Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)	[1]	2.04%
Securitization [Member] | Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)	[1]	6.94%
Medium-term Notes [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
First quarter 2017		$ 0
Second quarter 2017		0
Third quarter 2017		257
Fourth quarter 2017		1,030
2017		1,287
2018		0
2019		1,396
2020		1,299
2021		1,450
2022-2067		300
Securitizations	[1]	0
Total principal maturities		5,732
Debt issuance cost	[2]	$ (15)
Medium-term Notes [Member] | Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)	[1]	5.25%
Medium-term Notes [Member] | Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)	[1]	8.25%
Revolving Credit Facility [Member] | Senior Notes [Member] | Other Assets [Member]
Debt Instrument [Line Items]
Debt issuance cost		$ (14)

[1]	Securitizations and borrowings under revolving conduit facilities are not included in above maturities by period due to their variable monthly repayments. At December 31, 2016, there were no amounts drawn under our revolving conduit facilities. See Note 13 for further information on our long-term debt associated with securitizations and revolving conduit facilities.
[2]	Debt issuance costs are reported as a direct deduction from long-term debt, with the exception of debt issuance costs associated with our revolving conduit facilities, which totaled $14 million at December 31, 2016 and are reported in other assets.
[3]	The interest rates shown are the range of contractual rates in effect at December 31, 2016.